ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2012
Accounts Receivable Disclosure [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
	December 31, 2012	December 31, 2011
Accounts receivable	153,970	233,721
Allowance for doubtful accounts	(87,751)	(129,283)
Total	66,219	104,438